SUPPLEMENT Dated September 8, 2008
To The Prospectuses Dated April 28, 2008 For

ING GoldenSelect Access	ING GoldenSelect Premium Plus
ING Architect Variable Annuity	SmartDesign Advantage
ING GoldenSelect DVA	SmartDesign Variable Annuity
ING GoldenSelect DVA Plus	SmartDesign Signature
ING GoldenSelect ESII	ING Empire Innovations
ING GoldenSelect Generations	ING Empire Traditions
ING GoldenSelect Landmark

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B
And
Issued by ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement is notice of reorganization of two investment portfolios that were at one time available under your variable annuity contract, effective September 8, 2008. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING REORGANIZATIONS

On March 27, 2008, the Board of Trustees of the ING Capital Guardian U.S. Equities Portfolio (Class S)
approved a proposal to reorganize the ING Capital Guardian U.S. Equities Portfolio (Class S) with and into the ING VP Growth and Income Portfolio (Class S), which was approved at a special meeting of shareholders on July 29, 2008. Please note that after the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving
Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Capital Guardian U.S. Equities Portfolio	ING VP Growth and Income Portfolio (Class S)
(Class S)

On March 27, 2008, the Board of Trustees of the ING Wells Fargo Disciplined Value Portfolio (Class S)
approved a proposal to reorganize the ING Wells Fargo Disciplined Value Portfolio (Class S) with and into the ING Pioneer Mid Cap Value Portfolio (Class S), which was approved at a special meeting of shareholders on July 29, 2008. Please note that after the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving
Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Wells Fargo Disciplined Value Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)

Unless you provide us with alternative allocation instructions, any allocations directed to either of the
Disappearing Portfolios after the date of the reorganization will be automatically allocated to the respective Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

ING USA&RLNY – 150755	1	09/08

SUPPLEMENT Dated September 8, 2008
To The Current Prospectuses For

Access One	Galaxy Premium Plus
DVA Series 100	Value

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus and is also notice of reorganization of two investment portfolios that were at one time available under your variable annuity contract, effective September 8, 2008.
Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolios are now available. Information about them is hereby added to either
“Appendix B – The Investment Portfolios” or under “The Investment Portfolios” section of the prospectus, as applicable (and their names are hereby added to the list of available investment portfolios towards the front of the prospectus).

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Lehman Brothers U.S. Aggregate Bond Index	Seeks investment results (before fees and expenses) that
Portfolio	correspond to the total return of the Lehman Brothers U.S.
(Class S)	Aggregate Bond Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: Lehman Brothers Asset
Management LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
(Class S)	correspond to the total return of the Russell 2000 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Variable Funds

ING VP Growth and Income Portfolio	Seeks to maximize total return through investments in a
(Class S)	diversified portfolio of common stocks and securities
convertible into common stock.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

GW – 150765	1	09/08

IMPORTANT INFORMATION REGARDING REORGANIZATIONS

On March 27, 2008, the Board of Trustees of the ING Capital Guardian U.S. Equities Portfolio (Class S)
approved a proposal to reorganize the ING Capital Guardian U.S. Equities Portfolio (Class S) with and into the ING VP Growth and Income Portfolio (Class S), which was approved at a special meeting of shareholders on July 29, 2008. Please note that after the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving
Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Capital Guardian U.S. Equities Portfolio	ING VP Growth and Income Portfolio (Class S)
(Class S)

On March 27, 2008, the Board of Trustees of the ING Wells Fargo Disciplined Value Portfolio (Class S)
approved a proposal to reorganize the ING Wells Fargo Disciplined Value Portfolio (Class S) with and into the ING Pioneer Mid Cap Value Portfolio (Class S), which was approved at a special meeting of shareholders on July 29, 2008. Please note that after the close of business on September 5, 2008, the following Disappearing Portfolio will reorganize into and become part of the following Surviving
Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Wells Fargo Disciplined Value Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)

Accordingly, all references to the Disappearing Portfolios in the prospectus are hereby deleted.

Unless you provide us with alternative allocation instructions, any allocations directed to either of the
Disappearing Portfolios after the date of the reorganization will be automatically allocated to the respective Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

GW – 150765	2	09/08